Note 15 - Commitments - Rent Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Lease and Rental Expense	$ 2,500,176	$ 2,347,957	$ 7,449,955	$ 6,995,152	$ 9,379,125	$ 8,977,241
Points of Presence [Member]
Lease and Rental Expense	2,161,038	2,160,592	6,472,499	6,402,312	8,491,235	8,180,389
Corporate Offices [Member]
Lease and Rental Expense	105,359	79,647	281,513	250,567	335,713	382,234
Other Leased Property [Member]
Lease and Rental Expense	$ 233,779	$ 107,718	$ 695,943	$ 342,273	$ 552,177	$ 414,618